Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Salaries and benefits payable [Member]
Schedule of Related Party Balances [Line Items]
Related party balances	$ 659	$ 650
Consulting fees payable [Member]
Schedule of Related Party Balances [Line Items]
Related party balances	377	206
Related Party [Member]
Schedule of Related Party Balances [Line Items]
Related party balances	$ 1,036	$ 856